Stockholders' Equity (Deficit) - Black-Scholes Option Pricing Assumptions (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum
Fair value of stock-option awards
Expected term of options		6 years 3 months
Expected volatility rate	54.02%	55.52%
Risk-free rate	0.70%	2.00%
Maximum
Fair value of stock-option awards
Expected term of options	6 years 6 months	6 years 6 months
Expected volatility rate	54.25%	56.42%
Risk-free rate	1.90%	2.10%
Expected dividend yield	0.00%	0.00%
1997 Stock Option Plan
Stock-Based Compensation
Expiration period	10 years
Total shares that may be issued	9,175,860